STOCKHOLDERS' EQUITY (Details)				12 Months Ended
	Dec. 14, 2020 USD ($) $ / shares shares	May 29, 2020 USD ($) $ / shares	May 31, 2019 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Oct. 04, 2020 USD ($)	Jun. 01, 2020 USD ($)	May 31, 2020 $ / shares	Mar. 31, 2020 $ / shares
STOCKHOLDERS' EQUITY
Value of shares issued during the period				$ 3,000,000	$ 506,614
Exercise price of warrants | $ / shares									$ 1.00
Warrants | shares				16,531,825	17,439,881
Deemed dividends				$ 830,494	$ 2,341,000
2020 Capital Raise
STOCKHOLDERS' EQUITY
Conversion ratio		0.75
Exercise price of warrants | $ / shares	$ 0.4917	$ 0.5565
Warrants and rights outstanding, term		5 years
Debt issuance costs, net		$ 2,173,074
Warrants exercisable (in shares) | shares				0
Beneficial ownership limitation (as a percent)				9.99%
Deemed dividends	$ 732,494
Notice period				61 days
Proceeds from sale of securities				$ 3,000,000
Shares of common stock sold | shares				7,532,010
Sale of stock, purchase price per share | $ / shares		$ 0.3983		$ 0.5565
Warrants to purchase | shares	1,631,000			5,649,007
Maximum percentage of common stock or voting power		20.00%
Outstanding balances of existing holders for which the Company will seek an extended maturity date						$ 2,331,000	$ 2,331,000
Amount of notes with extended maturity date						$ 600,000
Exercise price, as a percentage of common stock price		100.00%
2020 Capital Raise | Minimum
STOCKHOLDERS' EQUITY
Proceeds from sale of securities		$ 2,185,000
Exercise price, as a percentage of common stock price		0.45%
Exercise price of additional warrants | $ / shares		$ 0.45
2020 Capital Raise | Maximum
STOCKHOLDERS' EQUITY
Proceeds from sale of securities		$ 3,000,000
Exercise price, as a percentage of common stock price		0.56%
Exercise price of additional warrants | $ / shares		$ 0.56
2019 Capital Raise [Member]
STOCKHOLDERS' EQUITY
Value of shares issued during the period			$ 3,000,000
Number of common shares issued | shares			3,000,000
Warrants to purchase | shares				9,591,614	8,666,666
Share price | $ / shares			$ 1.00
Exercise price of warrants | $ / shares			$ 1.30	$ 0.40	$ 0.45			$ 0.45
Warrants and rights outstanding, term			5 years
Warrants | shares				1,645,807
Proceeds from sale of stock, net of issuance costs				$ 2,604,355
Debt issuance costs, net				395,645
Warrant derivative liability				$ 2,416,422
Warrants to purchase | shares			3,000,000